Income Taxes - Schedule of Inome Tax Benefit and Tax Rate (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory rate					$ (1,516)	$ (4,278)
State tax provision, net of federal tax benefit					223	226
Tax credits					136	(60)
Stock based compensation					997	211
Derivative warrants					(30)	(766)
Change in valuation allowance					(1,286)	4,048
Goodwill impairment					604
Foreign operations					109	508
Gain on sale of businesses					246
Other					5	111
Income tax (benefit) provision		$ (512)	$ 6	$ (512)	$ 512
Income tax benefit at federal statutory rate, percent					21.00%	21.00%
State tax provision, net of federal tax benefit, percent					(3.10%)	(1.10%)
Tax credits, percent					(1.90%)	0.30%
Stock based compensation, percent					(13.80%)	(1.00%)
Derivative warrants, percent					0.40%	3.70%
Change in valuation allowance, percent					17.80%	(19.90%)
Goodwill impairment, percent					(8.40%)	0.00%
Foreign operations, percent					(1.50%)	(2.50%)
Gain on sale of businesses, percent					(3.40%)	0.00%
Other, percent					0.00%	(0.50%)
Income tax (benefit) provision, percent					7.10%	0.00%